Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-in Interest	Transactions with Parties-in-Interest
The Plan allows for transactions with certain parties who may perform services or have fiduciary responsibilities to the Plan. Parties-in-interest include the Company, the trustee of the Plan assets (Principal Bank) and the Plan’s recordkeeper (Alight Solutions). Transactions involving funds managed by the Company, trustee and recordkeeper are considered party-in-interest transactions. These transactions, based on customary and reasonable rates, are not, however, considered prohibited transactions under Section 408(b) of ERISA and the regulations promulgated thereunder.
The Columbia Trust collective funds are maintained by Ameriprise Trust Company, a Minnesota-chartered trust company, and distributed by Columbia Management Investment Distributors, Inc., member FINRA. Ameriprise Trust Company serves as trustee and offers investment management and related services to these collective funds. Columbia Management Investment Advisers, LLC provides investment advice for certain of these funds in a subadvisory capacity. These companies are wholly-owned subsidiaries of Ameriprise Financial, Inc.
The total fair value of Ameriprise Financial, Inc.’s common stock held by plan participants was $437,463,205 and $514,577,622 as of December 31, 2025 and 2024, respectively. The total fair value of the investment options, excluding the self-directed brokerage account, managed by subsidiaries of Ameriprise Financial, Inc. was $547,344,901 and $521,096,094 as of December 31, 2025 and 2024, respectively. As investment manager, these subsidiaries earn annual management fees ranging from 0.15% to 0.32% of the amounts invested in the collective investment funds. Fees paid by the Plan for investment management services are included as a reduction of the return earned on each collective investment fund. Participant loans also qualify as party-in-interest transactions and are secured by the vested balances in participant accounts.
See Note 2 for more information on Plan fees and expenses.